Income Statement (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
SALES AND COST OF SALES
Sales	$ 1,926,324	$ 1,849,804
Cost of Sales	1,015,366	1,078,841
Gross Profit	910,958	770,963
OPERATING EXPENSES
Selling, general and administrative	135,168	94,931
Payroll Expense--Indirect Labor	585,196	595,592
Consulting and Professional Fees Expense	113,516	67,181
Payroll Expense--Stock Compensation	0	350,000
Consulting Expense--Stock Compensation	9,000	66,167
Depreciation	0	784
TOTAL OPERATING EXPENSES	842,880	1,174,655
Income/(Loss) from Operations	68,078	(403,692)
OTHER INCOME/(EXPENSE)
Interest Income--Related Party	17,531	17,741
Interest Expense	(6,098)	(8,100)
Cancellation of shares issued under Consulting Agreement	40,833	0
Loss on Disposal of Equipment	(1,437)	0
NET OTHER INCOME/(EXPENSE)	50,829	9,641
INCOME/(LOSS) BEFORE PROVISION FOR INCOME TAXES	118,907	(394,051)
PROVISION FOR INCOME TAXES	0	0
NET INCOME/(LOSS)	$ 118,907	$ (394,051)
Net income/(loss) per share--basic and fully diluted	$ 0.00	$ (0.01)
Weighted average shares outstanding--basic and fully diluted	36,341,353	36,806,829